Commitments - Narrative (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	$ 38,148
2025
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	38,148
2025 | Mobile Equipment | Fekola Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	13,000
2025 | Underground Development | Fekola Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	1,000
2025 | Plant and Powerhouse Maintenance | Fekola Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	1,000
2025 | Tailing Storage Facility | Fekola Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	1,000
2025 | Other Projects | Fekola Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	1,000
2025 | Construction Activities | Goose Project
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	$ 21,000